STOCK OPTIONS - Information Related to Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Intrinsic value of options exercised	$ 132	$ 36
Exercise of stock options	84	36	$ 0
Tax benefit realized from options exercised	$ 0	$ 0
Weighted average fair value of options granted (in USD per share)	$ 5.41	$ 4.30